Subsequent events- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Subsequent Events [Line Items]
Loans And Leases Receivable Net Of Deferred Income	19,404,451,000	[1]	$ 21,611,866,000	[1]
Servicing Asset At Fair Value Amount	148,694,000		161,099,000		154,430,000
PUERTO RICO
Subsequent Events [Line Items]
Loans And Leases Receivable Net Of Deferred Income	15,938,114,000	[2]	15,887,839,000	[2]
Subsequent Event Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Acquisition Name Of Acquired Entity	Doral Bank
Business Acquisition Date Of Acquisition Agreement1	Feb. 27, 2015
Subsequent Event Member | PUERTO RICO | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Branches	18
Subsequent Event Member | Bpna [Member] | New York [Member] | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Branches	3
Subsequent Event Member | Bpna [Member] | New York [Member] | Loans Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	931,000,000
Aggregate Premium On Acquisition	5,000,000
Aggregate Premium On Acquisition Percentage	0.57%
Subsequent Event Member | Bpna [Member] | New York [Member] | Deposits Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	1,300,000,000
Aggregate Premium On Acquisition	25,000,000
Aggregate Premium On Acquisition Percentage	1.99%
Subsequent Event Member | Banco Popular De Puerto Rico [Member] | PUERTO RICO | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Branches	8
Subsequent Event Member | Banco Popular De Puerto Rico [Member] | PUERTO RICO | Loans Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	848,000,000
Aggregate Discount On Acquisition	40,000,000
Aggregate Discount On Acquisition Percentage	4.71%
Loans And Leases Receivable Net Of Deferred Income	5,000,000,000
Servicing Asset At Fair Value Amount	48,600,000
Subsequent Event Member | Banco Popular De Puerto Rico [Member] | PUERTO RICO | Deposits Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	612,000,000
Aggregate Premium On Acquisition	10,000,000
Aggregate Premium On Acquisition Percentage	0.93%
Subsequent Event Member | First Bank [Member] | PUERTO RICO | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Branches	10
Subsequent Event Member | First Bank [Member] | PUERTO RICO | Loans Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	325,000,000
Subsequent Event Member | First Bank [Member] | PUERTO RICO | Deposits Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	625,000,000
Subsequent Event Member | JC Flowers [Member] | United States [Member] | Loans Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	316,000,000
Subsequent Event Member | Centennial Bank [Member] | Florida [Member] | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Branches	5
Subsequent Event Member | Centennial Bank [Member] | Florida [Member] | Loans Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	42,000,000
Subsequent Event Member | Centennial Bank [Member] | Florida [Member] | Deposits Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	466,000,000
Subsequent Event Member | Popular Inc [Member] | Loans Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	1,800,000,000
Subsequent Event Member | Popular Inc [Member] | Deposits Member | FDIC Assisted Partial Acquisition Of Doral Bank [Member]
Subsequent Events [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	2,300,000,000

[1]	Non-covered loans held-in-portfolio at December 31, 2014 are net of $94 million in unearned income and exclude $106 million in loans held-for-sale. (December 31, 2013 - $92 million in unearned income and $110 million in loans held-for-sale.)
[2]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.